RECLAMATION AND CLOSURE COST PROVISION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Change in the discount rate	1.00%
Increase (decrease) through change in discount rate, other provisions	$ 18.1	$ 11.1
Minimum | Reclamation and closure cost provision
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	0.70%	1.80%
Maximum | Reclamation and closure cost provision
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	12.10%	9.90%